Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Capital Requirements [Abstract]
Summary of Actual Capital Amounts and Ratios
The following is a summary of actual capital amounts and ratios as of December 31, 2024 and 2023, for Trustco Bank:

	As of December 31, 2024		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$652,668	10.618%	5.000%	4.000%
Common equity Tier 1 capital	652,668	18.542	6.500	7.000
Tier 1 risk-based capital	652,668	18.542	8.000	8.500
Total risk-based capital	696,767	19.795	10.000	10.500

	As of December 31, 2023		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$636,327	10.428%	5.000%	4.000%
Common equity Tier 1 capital	636,327	18.280	6.500	7.000
Tier 1 risk-based capital	636,327	18.280	8.000	8.500
Total risk-based capital	679,924	19.532	10.000	10.500

The following is a summary of actual capital amounts and ratios as of December 31, 2024 and 2023 for TrustCo on a consolidated basis.

	As of December 31, 2024		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$679,651	11.054%	4.000%
Common equity Tier 1 capital	679,651	19.303	7.000
Tier 1 risk-based capital	679,651	19.303	8.500
Total risk-based capital	723,762	20.556	10.500

	As of December 31, 2023		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$657,968	10.780%	4.000%
Common equity Tier 1 capital	657,968	18.896	7.000
Tier 1 risk-based capital	657,968	18.896	8.500
Total risk-based capital	701,577	20.149	10.500

(1)	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized.
(2)	The December 31, 2024 and 2023 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.